Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			3 years
Amortization Of Intangible Assets	$ 61	$ 84	$ 305	$ 338
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	241		241
Finite-Lived Intangible Assets, Amortization Expense, Year Two	185		185
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4		4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2		2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	2		2
Finite-Lived Intangible Assets, Amortization Expense, After Year Five	12		12
Amortized Licenses Write Off			$ 481
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years		3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years